UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 2005

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	February 14, 2005

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:	$95,315,000


List of Other Included Managers:

	No.	13F File Number	Name



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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
ALCATEL            ADR             013904305         2194     176930          SOLE           0             176930
MITTAL STEEL       ADR             60684P101        18679     709413          SOLE           0             709413
ACUSPHERE          COM             00511R870          816     152866          SOLE           0             152866
AFFORDABLE RES     COM             008273104         3259     341949          SOLE           0             341949
ALLIANCE DATA SYS  COM             018581108         7120     199988          SOLE           0             199988
Arch Capital       COM             G0450a105        17127     312821          SOLE           0             312821
BIOENVISION        COM             09059N100          873     133681          SOLE           0             133681
BLACKBAUD          COM             09227Q100        12942     757743          SOLE           0             757743
CONOR MEDSYS       COM             208264101         1467      75812          SOLE           0              40180
Cotherix           COM             22163T103         2236     211379          SOLE           0             211379
COTT CORP          COM             22163N106         4002     272237          SOLE           0             272237
DYNAVAX TECH       COM             268158102         4236    1006135          SOLE           0            1006135
ENTRAVISION        COM             29382R107         3785     531599          SOLE           0             531599
EPICOR SOFTWARE    COM             29426L108          485      34324          SOLE           0              34324
LEADIS TECH        COM             52171N103          258      50003          SOLE           0              25003
MYOGEN             COM             62856e104         4149     137825          SOLE           0             137825
PEOPLESUPPORT      COM             712714302          317      37367          SOLE           0              37367
PHARMION           COM             71715B409          830      46719          SOLE           0              46719
RENOVIS            COM             759885106         2142     140000          SOLE           0             140000
RIGEL PHARMA       COM             766559603         4067     486448          SOLE           0             486448
TERCICA            COM             88078L105         1238     172708          SOLE           0             172708
VALUECLICK         COM             92046N102         3093     170798          SOLE           0             170798